Stock Option Plan and Stock-based Compensation - Significant Assumptions (Details) - Options - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	92.00%	96.40%	91.00%	86.70%
Expected volatility, maximum	94.20%	96.50%	96.50%	101.10%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Risk free interest rate, minimum	0.53%		0.30%	1.60%
Risk free interest rate, maximum	0.73%		1.40%	2.60%
Risk free interest rate		140.00%
Stock price (in dollars per share)		$ 1.66
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	6 years	5 years 1 month 6 days	5 years 8 months 12 days
Stock price (in dollars per share)	$ 27.42		$ 1.66	$ 1.53
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 7 months 6 days	6 years 1 month 6 days	6 years 4 months 24 days	6 years 1 month 6 days
Stock price (in dollars per share)	$ 36.28		$ 16.21	$ 1.66